UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jericho Capital Asset Management L.P.
Address: 510 Madison Avenue, 27th Floor
         New York, New York  10022

13F File Number:  028-14687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Josh Resnick
Title:     Managing Member
Phone:     (212) 946-7650

Signature, Place, and Date of Signing:

 /s/  Josh Resnick     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $885,290 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-14688                     Jericho Capital Master Fund L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106    16857   762080 SH       DEFINED 1              762080        0        0
ALCATEL-LUCENT                 SPONSORED ADR    013904305    26019 18718967 SH       DEFINED 1            18718967        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    33451  2239000 SH       DEFINED 1             2239000        0        0
CALIX INC                      COM              13100M509    13542  1761018 SH       DEFINED 1             1761018        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    75316   987879 SH       DEFINED 1              987879        0        0
CLEARWIRE CORP NEW             CL A             18538Q105    37735 13057000 SH       DEFINED 1            13057000        0        0
COGENT COMM GROUP INC          COM NEW          19239V302    32040  1415208 SH       DEFINED 1             1415208        0        0
COMMVAULT SYSTEMS INC          COM              204166102    16669   239285 SH       DEFINED 1              239285        0        0
DISH NETWORK CORP              CL A             25470M109    25113   689918 SH       DEFINED 1              689918        0        0
E M C CORP MASS                COM              268648102    17910   707895 SH       DEFINED 1              707895        0        0
EBAY INC                       COM              278642103    30038   589000 SH       DEFINED 1              589000        0        0
EQUINIX INC                    COM NEW          29444U502    37165   180236 SH       DEFINED 1              180236        0        0
EZCHIP SEMICONDUCTOR LIMITED   ORD              M4146Y108    17095   516929 SH       DEFINED 1              516929        0        0
FACEBOOK INC                   CL A             30303M102    29467  1106950 SH       DEFINED 1             1106950        0        0
IMAX CORP                      COM              45245E109    26657  1185794 SH       DEFINED 1             1185794        0        0
INFORMATICA CORP               COM              45666Q102    21224   700000 SH       DEFINED 1              700000        0        0
JUNIPER NETWORKS INC           COM              48203R104    22887  1163567 SH       DEFINED 1             1163567        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     5093   765871 SH       DEFINED 1              765871        0        0
LOGMEIN INC                    COM              54142L109    14418   643362 SH       DEFINED 1              643362        0        0
MCGRAW HILL COS INC            COM              580645109    61886  1132000 SH       DEFINED 1             1132000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    35755  2123200 SH       DEFINED 1             2123200        0        0
PANDORA MEDIA INC              COM              698354107    31038  3381000 SH       DEFINED 1             3381000        0        0
SHUTTERFLY INC                 COM              82568P304    35501  1188514 SH       DEFINED 1             1188514        0        0
SIRIUS XM RADIO INC            COM              82967N108    50000 17301200 SH       DEFINED 1            17301200        0        0
SPREADTRUM COMMUNICATIONS IN   ADR              849415203    33160  1881961 SH       DEFINED 1             1881961        0        0
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205    36215  1827173 SH       DEFINED 1             1827173        0        0
TIVO INC                       COM              888706108     4590   372906 SH       DEFINED 1              372906        0        0
TW TELECOM INC                 COM              87311L104    15104   593000 SH       DEFINED 1              593000        0        0
VALASSIS COMMUNICATIONS INC    COM              918866104    29734  1153364 SH       DEFINED 1             1153364        0        0
YAHOO INC                      COM              984332106    53611  2694000 SH       DEFINED 1             2694000        0        0